Taxes payable - Schedule of Taxes Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Taxes payable [abstract]
Income tax (IRPJ and CSLL)	R$ 223,764	R$ 107,014
Contributions over revenue (PIS and COFINS)	51,065	26,392
Withholding income tax	27,582	22,640
Taxes on services (ISS)	11,702	8,449
Withholding taxes from services taken	6,802	6,362
Other taxes and contributions	8,190	5,596
Total taxes payable	R$ 329,105	R$ 176,453